Equity Method Investment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Equity method investment	$ 1,630		$ 1,645
Loss on equity method investment	(15)	$ 0
RFSea [Member]
Transactions with Related Parties [Abstract]
Equity method investment	1,630		$ 1,645
Loss on equity method investment	(15)
Maximum loss exposure	$ 4,125